Financial Instruments and Risk Management - Schedule of Financial Instruments (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at depreciated cost
Cash and cash equivalents	₪ 13,298	₪ 17,112	₪ 19,240	₪ 8,683
Trade receivables, net	2,425	2,105
Other current assets	225	855
Restricted deposits	216	211
Total	16,164	20,283
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	1,075	1,332	₪ 648
Trade payables	1,826	4,303
Other current liabilities	2,991	2,042
Liability in respect of government grants (including current maturity)	960	1,328
Promissory notes, net	3,601	7,139
Total	10,453	16,144
Financial liabilities measured at fair value
Promissory notes, net	2,735
Derivative warrants liability		₪ 274